CONVERTIBLE DEBENTURES (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			1 Months Ended			3 Months Ended								1 Months Ended	3 Months Ended		9 Months Ended		15 Months Ended			1 Months Ended		3 Months Ended	9 Months Ended		1 Months Ended	3 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended
	Jan. 31, 2013	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2014	Jul. 31, 2013	Oct. 31, 2013	Oct. 31, 2012	Dec. 31, 2015	Sep. 30, 2012 Chairman And Chief Executive Officer And One Director [Member] Convertible Debenture Due September 2016 [Member]	Jan. 31, 2013 President, Chief Executive Officer and Director and Other Two Directors [Member] Convertible Debenture Due January 2015 [Member]	Jan. 31, 2013 President, Chief Executive Officer and Director and Other Two Directors [Member] Convertible Debenture Due January 2015 [Member]	Apr. 30, 2014 Principal Holders [Member] Convertible Debenture Due January 2015 [Member]	Apr. 30, 2014 Interest Holders [Member] Convertible Debenture Due January 2015 [Member]	Jan. 25, 2013 Convertible Debenture Without Conversion Features [Member] Convertible Debenture Due January 2015 [Member]	Jan. 25, 2013 Convertible Debenture With Conversion Features [Member] Convertible Debenture Due January 2015 [Member]	Oct. 31, 2013 Placement Agent Warrant [Member] Convertible Debenture Due January 2015 [Member]	Jan. 31, 2013 Common Stock [Member] Convertible Debenture Due January 2015 [Member]	Nov. 30, 2013 Convertible Debenture Warrant [Member] Convertible Debenture Due November 2016 [Member]	Jan. 31, 2013 Convertible Debenture Due January 2015 [Member] Twenty Trading Days in Thirty Day Trading Period [Member] Minimum [Member]	Jan. 31, 2013 Convertible Debenture Due January 2015 [Member]	Jul. 31, 2014 Convertible Debenture Due January 2015 [Member]	Apr. 30, 2014 Convertible Debenture Due January 2015 [Member]	Jul. 31, 2014 Convertible Debenture Due January 2015 [Member]	Jul. 31, 2013 Convertible Debenture Due January 2015 [Member]	Jul. 31, 2014 Convertible Debenture Due January 2015 [Member]	Oct. 31, 2013 Embeded Derivatives Conversion Features [Member] Convertible Debenture Due January 2015 [Member]	Jan. 25, 2013 Embeded Derivatives Conversion Features [Member] Convertible Debenture Due January 2015 [Member]	Nov. 30, 2013 Convertible Debenture Due November 2016 [Member] Thirty Trading Days Immediately Preceding The Interest Payment Date [Member]	Nov. 30, 2013 Convertible Debenture Due November 2016 [Member]	Jul. 31, 2014 Convertible Debenture Due November 2016 [Member]	Jul. 31, 2014 Convertible Debenture Due November 2016 [Member]	Jul. 30, 2014 Convertible Debenture Due November 2016 [Member]	Sep. 30, 2012 Convertible Debenture Due September 2016 [Member]	Apr. 30, 2013 Convertible Debenture Due September 2016 [Member]	Oct. 31, 2012 Convertible Debenture Due September 2016 [Member]	Jan. 25, 2013 Convertible Debenture Due January 2015 [Member]	Jan. 31, 2013 Convertible Debenture Due January 2015 [Member]	Oct. 31, 2013 Convertible Debenture Due January 2015 [Member]	Dec. 31, 2015 Convertible Debenture Due January 2015 [Member]	Jul. 31, 2014 Convertible Debenture Due January 2015 [Member]
CONVERTIBLE DEBENTURES (Details) [Line Items]
Proceeds from Convertible Debt				$ 3,500,000	$ 1,765,000	$ 1,765,000	$ 750,000		$ 300,000	$ 250,000	$ 250,000									$ 1,765,000									$ 3,500,000				$ 750,000				$ 1,765,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%																			8.00%									6.00%				8.00%				8.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																				$ 0.15									$ 0.1892				$ 0.092				$ 0.15
Debt Instrument, Convertible, Latest Date																																	Sep. 12, 2016
Debt Instrument, Unamortized Discount								1,394,819																					2,085,936	(2,085,936)	(2,085,936)		717,000		717,727	(1,394,819)			(1,394,819)	891,402
Debt Instrument Prepayment Notice Period																				30 days													30 days				30 days
Debt Conversion, Original Debt, Amount																																		750,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																																		8,152,170
Debt Conversion Converted Instrument Additional Shares Issued (in Shares)												8,267,080	29,633																					100,725
Paid-in-Kind Interest				61,778	69,939	98,739																												9,300
Interest Expense, Debt																						9,000												717,000
Debt Instrument, Convertible, Stock Price Trigger (in Dollars per share)																													$ 0.142								$ 0.15
Debt Instrument, Convertible, Threshold Trading Days	10																																				10
Debt Instrument Prepayment Threshold Trading Days																																					20
Debt Instrument Prepayment Threshold Trading Days Ending Prior To Prepayment Notice																				15
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)						1,400,000										276,014	5,882,745																				5,882,745
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in Shares)																	1												9,249,472								1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)						$ 0.178											$ 0.30												$ 0.3784								$ 0.30
Convertible Debt, Fair Value Disclosures														1,490,000	2,670,000							1,240,000							1,414,064
Plus: value of derivative liability		1,670,704		1,670,704		164,811																1,671,000							1,570,000	1,570,000	1,570,000					1,180,000			(1,180,000)
Warrants Not Settleable in Cash, Fair Value Disclosure																		740,000																		370,000
Warrants Not Settleable In Cash, Relative Fair Value Disclosure																17,360													515,936	515,936	515,936					214,819			(214,819)
Convertible Debt Instrument Including Embedded Derivative Relative Fair Value																											1,550,181		2,984,064
Convertible Debt																														1,414,064	1,414,064					370,181
Face value of Convertible Debenture due January 2015		1,440,000		1,440,000		325,000		1,765,000																								3,500,000				1,765,000
Derivative Liability and Warrant																																				1,394,819
Fair Value Inputs, Discount Rate																													16.00%							18.60%
Derivative Liability, Current		1,900,000		1,900,000		540,000																0				540,000				1,900,000	1,900,000
Derivative, Gain (Loss) on Derivative, Net		850,000	105,189	(1,460,704)	315,189	475,189															0		1,131,000							850,000	(330,000)							475,000
Amortization of Debt Discount (Premium)				575,210	893,149	991,180															0		233,000	175,000	92,000					129,000	342,000							273,000
Long-term Debt, Gross		2,452,472		2,452,472		259,847																																325,000
Debt Instrument, Increase, Accrued Interest																																						5,878
Debt Instrument Convertible Number Of Equity Instruments For Principal (in Shares)																																						2,166,775
Debt Instrument Convertible Number Of Equity Instruments For Interest (in Shares)																																						20,125
Gains (Losses) on Extinguishment of Debt			(343,517)	(482,915)	(343,517)	(343,517)																483,000																(343,517)
Cash Fee Compensation Placement Agent																																						41,400
Legal Fees																																						25,000
Debt Issuance Cost				19,156		83,760																																83,760
Share Price (in Dollars per share)																			$ 0.30
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																												90.00%
Debt Instrument, Fair Value Disclosure																													2,710,000
Equity, Fair Value Disclosure																													740,000
Convertible Debt Instrument Including Embedded Derivative Fair Value																													$ 4,280,000